Federated Hermes Trust for U S Treasury Obligations Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cash II Shares [Member] | CII
Prospectus [Line Items]
Average Annual Return, Percent	3.43%	2.60%	1.55%